SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition and allowance for sales returns, allowance for doubtful accounts, inventories, intangible assets, goodwill, income taxes and valuation allowance, stock-based compensation and contingent liabilities. Actual results could differ from those estimates.

Financial Statements [Policy Text Block]
b.	Financial statements in U.S. dollars (“dollars”):

A majority of the Group's revenues is generated in dollars. In addition, most of the Group's costs are denominated and determined in dollars and in new Israeli shekels. The Company's management believes that the dollar is the currency in the primary economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

Consolidation, Policy [Policy Text Block]
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

The Group accounts for non-controlling interest in a subsidiary in accordance with ASC 810, "Consolidation". According to ASC 810, a non-controlling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as a separate component of equity in the consolidated financial statements. As such, changes in the parent's ownership interest with no change of control are treated as equity transactions, rather than step acquisitions or gain or loss resulting from dilution in the holdings of a subsidiary. ASC 810 clarifies that losses of partially-owned consolidated subsidiaries will continue to be allocated to the non-controlling interest even when the investment has already been reduced to zero.

According to the Company's policy, contingent consideration related to the acquisition of non-controlling interests is presented at fair value in subsequent periods and changes in fair value of the liability will be recorded as financial income/expense.

Cash and Cash Equivalents, Policy [Policy Text Block]
d.	Cash equivalents:
Cash equivalents represent short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less, at the date acquired.
Short-term Bank Deposits [Policy Text Block]
e.	Short-term and restricted bank deposits:

Short-term and restricted bank deposits are deposits with maturities of more than three months but less than one year. The deposits are mainly in dollars and bear interest at an average rate of 1.50% and 0.81% for 2011 and 2012, respectively. Short-term and restricted deposits are presented at their cost. Any accrued interest on these deposits is included in other receivables and prepaid expenses.

In connection with the long-term bank loans and their related covenants, the Company is required to maintain compensating balances with the banks and to maintain deposits in the same banks that provided the loans (see Note 11). In addition, the Company maintains restricted deposits in connection with foreign exchange transactions and in connection with the office lease agreement (see Note 12a). Out of the short term and restricted bank deposits, a total of $ 12,934 and $ 10,330 are restricted short-term deposits as of December 31, 2011 and 2012, respectively.

Marketable Securities, Policy [Policy Text Block]
f.	Marketable securities:

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments-Debt and Equity Securities".

Management determines the appropriate classification of its investments in marketable debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. For the year ended December 31, 2012, all securities are classified as held-to-maturity since the Company has the intent and ability to hold the securities to maturity and, accordingly, debt securities are stated at amortized cost.

The amortized cost of held-to-maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity and any other than temporary impairment losses. Such amortization and interest are included in the consolidated statement of operations as financial income or expenses, as appropriate.

For the years ended December 31, 2011 and 2012, no other than temporary impairment losses have been identified. During the year ended December 31, 2010, the Group did not hold any marketable securities.

Inventory, Policy [Policy Text Block]
g.	Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined as follows:

Raw materials - using the "weighted average cost" method.

Finished products - using the "weighted average cost" method with the addition of direct manufacturing costs.

The Group periodically evaluates the quantities on hand relative to current and historical selling prices, historical and projected sales volume and technological obsolescence. Based on these evaluations, inventory write-offs are taken based on slow moving items, technological obsolescence, excess inventories, discontinuation of products lines and for market prices lower than cost.

Long-term Bank Deposits [Policy Text Block]
h.	Long-term and restricted bank deposits:

Bank deposits with maturities of more than one year are included in long-term investments and presented at their cost. Accrued interest is included in other receivables and prepaid expenses. The deposits are in dollars and bear interest at an average rate of 2.52% and 2.54% for 2011 and 2012, respectively. In connection with the long term bank loans, the Company is required to maintain compensating balances with the banks (see Note 11). Out of the total long-term bank deposits, a total of $ 8,820 and $ 9,251 are restricted long-term deposits as of December 31, 2011 and 2012, respectively. The Company is required to maintain deposits in the same banks that provided the loans.

Investment, Policy [Policy Text Block]
i.	Investment in an affiliated company:

The Company accounts for investment in affiliated company in which it has the ability to exercise significant influence over the operating and financial policies using the equity method of accounting in accordance with the requirements of ASC 323, "Investments - Equity Method and Joint Ventures".

Investment in affiliated company represents investment in ordinary shares, preferred shares, convertible loans and non-convertible loans. According to ASC 323, additional losses of such company in excess of the carrying amount of the equity investment are recognized based on the seniority level (priority in liquidation) of the particular type of investment held by the Company.

The Company's investment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable in accordance with ASC 323. During the years ended December 31, 2010, 2011 and 2012, no impairment losses had been identified.

Property, Plant and Equipment, Policy [Policy Text Block]
j.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20 (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
k.	Impairment of long-lived assets:

The Group's long-lived assets are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant and Equipment - Subsequent Measurement", whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets (asset group) to be held and used is measured by a comparison of the carrying amount of an asset (asset group) to the future undiscounted cash flows expected to be generated by the asset if such assets are considered to be impaired. The impairment to be recognized is measured by the amount by which the carrying amount of the assets (asset groups) exceeds the fair value of the assets (asset groups). The loss is allocated to the long-lived assets of the Group on a pro rata basis using the relative carrying amounts of those assets, except that the loss allocated to an individual long-lived asset of the Group will not reduce the carrying amount of that asset below its fair value whenever that fair value is determinable. During the years ended December 31, 2010, 2011 and 2012, no impairment losses had been identified for property and equipment since the fair value of those assets (asset groups) was higher than its carrying amounts.

Intangible assets are comprised of acquired technology, customer relations, trade names and existing contracts for maintenance.

Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives, which range from one to ten years. Recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

During the years ended December 31, 2010, 2011 and 2012, no impairment losses were identified.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
l.	Goodwill:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

The Group performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Group operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Group measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. In September 2011, the Financial Accounting Standards Board (“FASB”) issued guidance which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The Group believes that the adoption of this guidance did not have a material impact on its consolidated financial statements.

In July 2012, the FASB issued Accounting Standard Update 2012-02, "Intangibles - Goodwill and Other (Topic 350): Testing Indefinite Intangibles Assets for Impairment", which amended the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment allowing an entity to perform a qualitative impairment assessment. If the entity determines that it is not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of indefinite-lived intangible assets for impairment is not required and the entity would not need to calculate the fair value of the asset and perform a quantitative impairment test. In addition, the standard did not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it revised the examples of events and circumstances that an entity should consider in interim periods, which are identical to those assessed in the annual qualitative assessment described above. ASU 2012-02 was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption being permitted. The Company adopted the guidance however was not required to use it.

For each of the three years in the period ended December 31, 2012, the Group performed an annual impairment analysis, using market capitalization, and no impairment losses have been identified.

Revenue Recognition, Policy [Policy Text Block]
m.	Revenue recognition:

The Group generates its revenues primarily from the sale of products through a direct sales force and sales representatives. The Group's products are delivered to its customers, which include original equipment manufacturers, network equipment providers, systems integrators and distributors in the telecommunications and networking industries, all of whom are considered end-users.

Revenues from products and services are recognized in accordance with Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition", when the following criteria are met: persuasive evidence of an arrangement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. The Group has no remaining obligation to customers after the date on which products are delivered other than pursuant to warranty obligations and right of return.

In a multiple element arrangement, ASU No. 2009-13, Topic 605 – "Multiple-Deliverable Revenue Arrangements" requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price.

The selling price for a deliverable is based on its vendor-specific objective evidence ("VSOE") if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Group then recognizes revenue on each deliverable in accordance with its policies for product and service revenue recognition. VSOE of selling price is based on the price charged when the element is sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices fall within a narrow range based on stand-alone rates. TPE of selling price is established by evaluating largely interchangeable competitor products or services in stand-alone sales to similarly situated customers. However, as the Group's products contain a significant element of proprietary technology and its solutions offer substantially different features and functionality, the comparable pricing of products with similar functionality typically cannot be obtained. Additionally, as the Group is unable to reliably determine what competitors products' selling prices are on a stand-alone basis, the Group is not typically able to determine TPE. The ESP is established considering multiple factors including, but not limited to, pricing practices in different geographical areas and through different sales channels, gross margin objectives, internal costs, competitors' pricing strategies, and industry technology lifecycles. The selling price of the products and professional services was based on ESP. Maintenance selling price was based on VSOE.

The Group limits the amount of revenue recognition for delivered elements to the amount that is not contingent on the future delivery of products or services or subject to customer-specific return or refund privileges. The Group evaluates each deliverable in an arrangement to determine whether they represent separate units of accounting.

Prior to 2011, the Group allocated revenue to each element using the residual method when the VSOE of fair value of the undelivered items for arrangements with multiple elements, such as sales of products that include services and software, exists. Under the residual method, the amount of revenue allocated to delivered elements equals the total arrangement consideration less the aggregate fair value of any undelivered elements. If VSOE of one or more undelivered items did not exist, revenue from the entire arrangement was deferred and recognized at the earlier of: (i) delivery of those elements or (ii) when fair value could be established unless maintenance was the only undelivered element, in which case, the entire arrangement fee was recognized ratably over the contractual support period.

ASU 2009-13 did not have a significant impact on the Group's net revenues for the years ended December 31, 2011 and 2012, compared to the net revenues that would have been recorded under the previous accounting rules.

The Group grants to certain customers a right of return or the ability to exchange a specific percentage of the total price paid for products they have purchased over a limited period for other products. The Group maintains a provision for product returns and exchanges and other incentives based on its experience with historical sales returns, analysis of credit memo data and other known factors, in accordance with SAB 104. The provision was deducted from revenues and amounted to $ 823 and $ 1,232 as of December 31, 2011 and 2012, respectively.

Revenues from the sale of products which were not yet determined to be final sales due to acceptance provisions are deferred and included in deferred revenues. In cases where collectability is not probable, revenues are deferred and recognized upon collection.

Standard Product Warranty, Policy [Policy Text Block]
n.	Warranty costs:

The Group generally provides a warranty period of 12 months at no extra charge. The Group estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Group's warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Group periodically assesses the adequacy of its recorded warranty liability and adjusts the amount as necessary. As of December 31, 2011 and 2012, the provision for warranty amounted to $ 707 and $ 497, respectively.

Research and Development Expense, Policy [Policy Text Block]
o.	Research and development costs:

 Research and development costs, net of government grants received, are charged to the statement of operations as incurred. The total government grants presented as a reduction from research and development costs during the years ended December 31, 2010, 2011 and 2012 were $ 3,912, $ 2,776 and $ 2,729, respectively.

Income Tax, Policy [Policy Text Block]
p.	Income taxes:

The Group accounts for income taxes in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carry forward losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

In addition, ASC 740 prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The first step is to evaluate the tax position taken or expected to be taken in a tax return. This is done by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Group accrues interest and penalties, if any, related to unrecognized tax benefits in tax expenses.

Comprehensive Income, Policy [Policy Text Block]
q.	Comprehensive income (loss):

The Group accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". ASC 220 establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Group determined that its items of comprehensive income (loss) relate to gains and losses on hedging derivatives instruments.

The Group presents total comprehensive income (loss) in accordance with ASU 2011-05, Topic 220. "Presentation of Comprehensive Income" and ASU 2011-12, Topic 220 - Comprehensive Income. ASU 2011-05 requires an entity to present, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The Group chose to present the components of net income and other comprehensive income in two separate but consecutive statements.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
r.	Concentrations of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables and foreign currency derivative contracts.

The majority of the Group's cash and cash equivalents and bank deposits are invested in dollar instruments with major banks in Israel and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group's investments are corporations with high credit standing. Accordingly, management believes that low credit risk exists with respect to these financial investments.

Marketable securities include investments in debentures of U.S corporations. Marketable securities consist of highly liquid debt instruments of corporations with high credit standing. Management believes that the portfolio is well diversified and, accordingly, minimal credit risk exists with respect to these marketable debt securities.

The trade receivables of the Group are derived from sales to customers located primarily in the Americas, the Far East, Israel and Europe. However, under certain circumstances, the Group may require letters of credit, other collateral, additional guarantees or advance payments. Regarding certain credit balances, the Group is covered by foreign trade risk insurance. The Group performs ongoing credit evaluations of its customers and establishes an allowance for doubtful accounts based upon a specific review.

Senior Convertible Notes [Policy Text Block]
s.	Senior convertible notes:

The Company accounts for senior convertible notes in accordance with ASC 470-20, "Debt with Conversion and Other Options". ASC 470-20 specifies that issuers of such instruments should separately account for the liability and equity components on the issuance day in a manner that will reflect the entity's nonconvertible debt borrowing rate when interest cost is recognized in subsequent periods. See also Note 10.

The Company presents the outstanding principal amount of its senior convertible notes as a long-term liability, in accordance with ASC 210-10-45 (based on its expected redemption, taking into consideration redemption options of the holders). The debt is classified as a long-term liability until the date of conversion on which it would be reclassified to equity, or within one year of the first contractual redemption date, on which it would be reclassified as a short-term liability. Accrued interest on the senior convertible notes is included in "other payables and accrued expenses".

According to ASC 470-20, if an instrument within its scope is repurchased, an issuer shall allocate the consideration transferred and related transaction costs incurred, to the extinguishment of the liability component and the reacquisition of the equity component. See also Note 10.

Earnings Per Share, Policy [Policy Text Block]
t.	Basic and diluted net earnings (loss) per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

Senior convertible notes and certain outstanding stock options, restricted share units ("RSUs") and warrants have been excluded from the calculation of the diluted net income per ordinary share since such securities are anti-dilutive for all years presented. The total weighted average number of shares related to the senior convertible notes and outstanding options, RSUs and warrants that have been excluded from the calculations of diluted net income per share was 3,848,284, 2,727,374 and 4,072,517 for the years ended December 31, 2010, 2011 and 2012, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
u.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation". ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes compensation expenses for the value of its awards based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. Accordingly, the Company uses option valuation models to measure the fair value of the options and warrants at the measurement date as defined in ASC 505-50.

The Company accounted for changes in award terms as a modification in accordance with ASC 718. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. Under ASC 718, the calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original award measured immediately before its terms are modified based on current circumstances.

The weighted-average estimated fair value of employee stock options granted during the years ended December 31, 2010, 2011 and 2012, was $ 1.96, $ 2.69 and $ 1.35 per share, respectively, using the Black-Scholes option pricing formula. Fair values were estimated using the following weighted-average assumptions (annualized percentages):

	Year ended December 31,
	2010	2011	2012

Dividend yield	0%	0%	0%
Expected volatility	48.68%-53.2%	53.5%-59.6%	56.6%-61.5%
Risk-free interest	1.02%-2.46%	0.8%-2.04%	0.54%-1.04%
Expected life	4.67-5.69 years	4.67-5.69 years	4.79-5.70 years
Forfeiture rate	10.0%	10.0%	5.5%

The Company used its historical volatility in accordance with ASC 718. The computation of volatility uses historical volatility derived from the Company's exchange traded shares. The expected term of options granted is estimated based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk free interest rate assumption is the implied yield currently available on United States treasury zero-coupon issues with a remaining term equal to the expected life of the Company's options. The dividend yield assumption is based on the Company's historical experience and expectation of no future dividend payouts and may be subject to substantial change in the future. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The total equity-based compensation expenses relating to all of the Company's equity-based awards recognized for the years ended December 31, 2010, 2011 and 2012 were included in items of the consolidated statements of income as follows:

	Year ended December 31,
	2010		2011	2012

Cost of revenues	$62		$130	$61
Research and development expenses, net	393		526	430
Selling and marketing expenses	1,180		964	437
General and administrative expenses	453		703	601

Total equity-based compensation expenses	$2,088	*)	$2,323	$1,529

*)	Also includes equity-based compensation that was classified as a liability.

Treasury Stock [Policy Text Block]
v	Treasury stock:

The Company has repurchased its ordinary shares from time to time in the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. See also Note 13a.

Severance Pay [Policy Text Block]
w.	Severance pay:

The liability for severance pay for Israeli employees is calculated pursuant to Israel's Severance Pay Law, based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date for all employees in Israel. Employees who have been employed for more than one year period, are entitled to one month's salary for each year of employment, or a portion thereof. The Group's liability for all of its Israeli employees is fully provided for by monthly deposits with severance pay funds, insurance policies and by an accrual. The value of these deposits is recorded as an asset in the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements.

Since March 2011, the Company's agreements with new employees in Israel are under Section 14 of the Severance Pay Law, 1963. The Company's contributions for severance pay have replaced its severance obligation. Upon contribution of the full amount of the employee's monthly salary for each year of service, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments are made by the Company to the employee. Further, the related obligations and amounts deposited on behalf of the employee for such obligations are not stated on the balance sheet, as the Company is legally released from the obligations to employees once the deposit amounts have been paid.

Severance pay expenses for the years ended December 31, 2010, 2011 and 2012, amounted to $ 1,733, $ 2,162 and $ 1,850, respectively.

Employee Benefit Plan, Policy [Policy Text Block]
x.	Employee benefit plan:

The Group has 401(k) defined contribution plans covering employees in the U.S. All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the IRS limit of $ 16.5 and $ 17 during the years ended December 31, 2011 and 2012, respectively, plus a catch-up contribution of $ 5.5 for participants age 50 or over. The group matches 50% of employees contributions, up to a maximum of 6% of the employees annual pay. In the years ended December 31, 2010, 2011 and 2012, the Group matched contributions in the amount of $ 240, $ 301 and $ 276, respectively.

Advertising Costs, Policy [Policy Text Block]
y.	Advertising expenses:

Advertising expenses are charged to the statements of operations as incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012 amounted to $ 374, $ 442 and $ 329, respectively.

Fair Value of Financial Instruments, Policy [Policy Text Block]
z.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Group using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Group in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, trade payables, other receivables and other payables approximate their fair value due to the short-term maturity of such instruments. The fair value of long-term bank loans and senior convertible loans also approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

The fair value of foreign currency contracts is estimated by obtaining current quotes from banks and market observable data of similar instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, "Fair Value Measurements and Disclosures" establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2	-	Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data

Level 3	-	Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. See also Note 8.

Derivatives, Methods of Accounting, Hedging Derivatives [Policy Text Block]
aa.	Derivatives and hedging:

The Group accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging".

The Group accounts for its derivative instruments as either assets or liabilities and carries them at fair value. Derivative instruments that are not designated and qualified as hedging instruments must be adjusted to fair value through earnings. The changes in fair value of such instruments are included as earnings in "Financial income (expenses)" at each reporting period.

For derivative instruments that hedge the exposure to variability in expected future cash flows that are designated as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) in equity and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is classified as payroll and rent expenses. The ineffective portion of the gain or loss on the derivative instrument is recognized in current earnings and classified as financial income or expenses. To receive hedge accounting treatment, cash flow hedges must be highly effective in offsetting changes to expected future cash flows on hedged transactions.

During the year ended December 31, 2011, the Group recorded accumulated other comprehensive loss in the amount of $ 1,062 from its forward exchange contracts with respect to payroll and rent expenses expected to be incurred during the year ended December 31, 2012. Such amount was reclassified into earnings during the year ended December 31, 2012.

During the year ended December 31, 2012, the Group recorded accumulated other comprehensive income in the amount of $ 1,543 from its forward and options collar (cylinder) contracts with respect to payroll expenses expected to be incurred during the year ending December 31, 2013. Such amount will be reclassified into earnings during the year ending December 31, 2013. See also Note 18.

New Accounting Pronouncements, Policy [Policy Text Block]
ab.	Impact of recently issued accounting pronouncements:

In February 2013, the FASB issued ASU. 2013-02, Topic 350, "Comprehensive Income", which amends Topic 220 to improve the reporting of reclassifications out of accumulated other comprehensive income to the respective line items in net income. ASU 2013-02 is effective for reporting periods beginning after December 15, 2012. The Company intends to adopt this standard in 2013 and does not expect the adoption will have a material impact on its consolidated results of operations or financial condition.